Derivatives and Fair Value of Financial Instruments - Additional Information - Forward Freight Agreements (FFAs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Net losses on FFA's derivatives	$ (260)	$ (196)	$ (165)
Net unrealized (losses)/ gains on FFAs	$ (69)	$ (124)	$ 289